SCHEDULE OF STOCKHOLDER’S EQUITY (Details) - USD ($)																																																									3 Months Ended				9 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 04, 2024	Oct. 25, 2024	Aug. 28, 2024	Aug. 19, 2024	Aug. 14, 2024	Jun. 27, 2024	May 20, 2024	May 16, 2024	Apr. 22, 2024	Apr. 19, 2024	Apr. 15, 2024	Apr. 04, 2024	Mar. 27, 2024	Mar. 20, 2024	Jan. 22, 2024	Jan. 18, 2024	Jan. 17, 2024	Jan. 01, 2024	Dec. 31, 2023	Oct. 27, 2023		Sep. 19, 2023	Sep. 14, 2023	Aug. 30, 2023	Aug. 25, 2023	Aug. 21, 2023	Aug. 04, 2023		Jul. 26, 2023	Jun. 26, 2023	May 17, 2023	May 15, 2023	Apr. 19, 2023	Apr. 18, 2023	Apr. 14, 2023		Feb. 10, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 29, 2022	Nov. 28, 2022	Oct. 28, 2022		Sep. 08, 2022	Aug. 31, 2022	Aug. 15, 2022	Aug. 01, 2022		Apr. 11, 2022	Apr. 01, 2022		Feb. 18, 2022	Jan. 10, 2022 [2]	Jan. 01, 2022	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 22, 2024
Subsequent Event [Line Items]
Shares						8,973,405
Amount																																																									$ 63,000	$ 390,361	$ 65,000				$ 82,521	$ 93,182
Share price																																																										$ 0.20				$ 0.20
2021 Stock Plan [Member]
Subsequent Event [Line Items]
Shares																				5,288,687																				4,290,709																					8,939,754	5,001,709
Amount																				$ 99,910																				$ 97,272																					$ 494,806	$ (44,940)
Share price																				$ 0.019																				$ 0.023																		$ 0.009			$ 0.055	$ 0.009
Amount																																																															189,000	144,000
Stipend [Member] | 2021 Stock Plan [Member]
Subsequent Event [Line Items]
Shares							84,646					86,246			72,423														477,000						4,000
Amount							$ 8,465					$ 10,694			$ 10,284														$ 71,312						$ 1,823
Share price							$ 0.100					$ 0.124			$ 0.142														$ 0.150						$ 0.456
Affiliated Entity [Member] | Stipend [Member] | 2021 Stock Plan [Member]
Subsequent Event [Line Items]
Shares	[1]						454,546					241,938			211,269														120,000						110,000
Amount	[1]						$ 45,454					$ 30,000			$ 30,000														$ 17,940						$ 51,137
Share price	[1]						$ 0.100					$ 0.124			$ 0.142														$ 0.150						$ 0.465
2021 Stock Plan [Member]
Subsequent Event [Line Items]
Shares																					5,288,687	53,815							477,000								4,000			4,290,709	4,290,709										250,000			100,000		3,656,709
Amount																					$ 90,856	$ 8,610							$ 71,312								$ 1,823			$ (97,354)	$ (97,354)										$ 43,250			$ 16,000		$ (236,294)
Share price																					$ 0.017	$ 0.160							$ 0.150								$ 0.465			$ 0.023	$ 0.023										$ 0.173			$ 0.160		$ 0.065							$ 0.017	$ 0.023
2021 Stock Plan [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares																					211,269	233,163	[2]						120,000	[2]							110,000	[2]						80,000	[2]				80,000	[2]		10,000	[2]		40,000
Amount																					$ 21,338	$ 37,306	[2]						$ 17,940	[2]							$ 51,137	[2]														$ 1,730	[2]		$ 6,400
Share price																					$ 0.101	$ 0.160	[2]						$ 0.150	[2]							$ 0.465	[2]														$ 0.173	[2]		$ 0.160								0.101
2021 Stock Plan One [Member]
Subsequent Event [Line Items]
Shares		283,692																			72,423
Amount		$ 28,653																			$ 7,315
Share price		$ 0.101																			$ 0.101																																										$ 0.101
2021 Stock Plan Two [Member]
Subsequent Event [Line Items]
Shares																																												2,000					2,000
Amount																																												$ 810					$ 640
Share price																																												$ 0.406					$ 0.320
2021 Stock Plan Two [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[2]																																																			70,000
Amount																																												$ 32,400					$ 25,600			$ 12,110	[2]
Share price																																												$ 0.406					$ 0.320			$ 0.173	[2]
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares						8,973,405
Subsequent Event [Member] | Stipend [Member] | 2021 Stock Plan [Member]
Subsequent Event [Line Items]
Share price	[3],[4]			$ 0.097
Shares	[3]			$ 155,091
Amount	[3]			15,044
Subsequent Event [Member] | Affiliated Entity [Member] | Stipend [Member] | 2021 Stock Plan [Member]
Subsequent Event [Line Items]
Shares	[3],[4]			$ 412,380
Amount	[3],[4]			40,000
Subsequent Event [Member] | Return to Treasury [Member] | Affiliated Entity [Member] | 2021 Stock Plan [Member]
Subsequent Event [Line Items]
Share price	[4],[5]			$ 0.012
Shares	[4],[5]			$ 3,987,124
Amount	[4],[5]			48,109
Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares	[6]
Amount	[6]
Share price	[6]
Preferred Stock [Member] | Subsequent Event [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares		43,158,248
Amount		$ 13,806,213
Share price		$ 0.318
Preferred Stock [Member] | Subsequent Event [Member] | Conversion Common Stock [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[7]					19,221,026
Amount	[7]					$ 4,139,126
Share price	[7]					$ 0.215
Preferred Stock [Member] | Subsequent Event [Member] | Exercise of Warrant [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[8]					8,973,405
Amount	[8]					$ 160,950
Share price	[8]					$ 0.018
Preferred Stock [Member] | Subsequent Event [Member] | Debt Conversion [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[6]					776,817
Amount	[6]			$ 353,840
Share price	[6]					$ 0.455
Preferred Stock [Member] | Subsequent Event [Member] | Conversion Common Stock One [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[7]				22,370
Amount	[7]				$ 14,820
Share price	[7]				$ 0.662
Preferred Stock [Member] | Subsequent Event [Member] | Conversion Common Stock Two [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[7]				(100,000)
Amount	[7]				$ (500)
Share price	[7]				$ 0.005
Preferred Stock [Member] | Subsequent Event [Member] | Return to Treasuries [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[6]			28,467,564
Amount	[6]			$ 13,095,079
Share price	[6]			$ 0.460
Preferred Stock [Member] | Subsequent Event [Member] | Subsidiary Acquisition [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[9]			(14,085,410)
Amount	[9]			$ (4,007,572)
Share price	[9]			$ 0.285
Preferred Stock [Member] | Subsequent Event [Member] | 2021 Stock Plan [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[10]			82,476
Amount	[10]			$ 37,939
Share price	[10]			$ 0.460
Preferred Stock [Member] | Subsequent Event [Member] | 2021 Stock Plan [Member] | Affiliate [Member]
Subsequent Event [Line Items]
Shares	[3]			(714,949)
Amount	[3]			$ (8,109)
Share price	[3]			$ 0.011
Preferred Stock [Member] | Subsequent Event [Member] | Gift Transfer [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[11]		(200,000)
Amount	[11]		$ (1,000)
Share price	[11]		$ 0.005
Preferred Stock [Member] | Subsequent Event [Member] | Return to Treasury [Member] | Affiliate [Member]
Subsequent Event [Line Items]
Shares	[5]			(13,287,985)
Amount	[5]			$ (3,959,463)
Share price	[5]			$ 0.298
Preferred Stock [Member] | Subsequent Event [Member] | Subsidiary Acquisition One [Member] | Affiliate [Member]
Subsequent Event [Line Items]
Shares	[12]			28,467,564
Amount	[12]			$ 15,481,377
Share price	[12]			$ 0.543
Common Stock [Member]
Subsequent Event [Line Items]
Shares																					144,642,333																			123,345,985	123,345,985															110,840,998	580,396	3,188,459	192,411	250,000			534,815	354,000
Amount																					$ 13,229,387																			$ 8,520,455	$ 8,520,455															$ 5,992,717	$ 580	$ 3,188	$ 192				$ 535	$ 354
Share price																					$ 0.091																			$ 0.069	$ 0.069															$ 0.054							$ 0.091	$ 0.069
Common Stock [Member] | Exercise of Warrant [Member]
Subsequent Event [Line Items]
Shares	[13]																																													4,139,503
Amount	[13]
Share price	[13]
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares	[14]																							200,000			505,186				500,000			114,286		78,125			156,250			93,750	156,200					1,400,000
Amount	[14]																							$ 27,000			$ 68,200				$ 100,000			$ 40,000		$ 25,000			$ 50,000			$ 30,000	$ 50,000					$ 598,000
Share price	[14]																							$ 0.135			$ 0.135				$ 0.200			$ 0.350		$ 0.320			$ 0.320			$ 0.320	$ 0.320					$ 0.430
Common Stock [Member] | Private Placement [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[14]																							370,370
Amount	[14]																							$ 50,000
Share price	[14]																							$ 0.135
Common Stock [Member] | Debt Conversion One [Member]
Subsequent Event [Line Items]
Shares	[13]																																				137,656
Amount	[13]																																				$ 45,879
Share price	[13]																																				$ 0.333
Common Stock [Member] | Debt Conversion Two [Member]
Subsequent Event [Line Items]
Shares	[13]																											1,600,000
Amount	[13]																											$ 193,000
Share price	[13]																											$ 0.121
Common Stock [Member] | Debt Conversion Two [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[13]																								5,824,741												6,763,562
Amount	[13]																								$ 858,112												$ 2,254,197
Share price	[13]																								$ 0.147												$ 0.333
Common Stock [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Shares	[15]																									1,109,861						803,292	522,138														6,081,484
Amount	[15]																									$ 144,282						$ 104,428	$ 67,878														$ 1,520,371
Share price	[15]																									$ 0.130						$ 0.130	$ 0.130														$ 0.250
Common Stock [Member] | 2021 Stock Plan One [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[16]																				463,163																				280,000
Amount	[16]																				$ 106,348																				$ 78,240
Share price	[16]																				$ 0.230																				$ 0.279																						0.230	0.279
Common Stock [Member] | 2021 Stock Plan Two [Member]
Subsequent Event [Line Items]
Shares	[16]																				534,815																				354,000
Amount	[16]																				$ 81,780																				$ 60,700
Share price	[16]																				$ 0.153																				$ 0.171																						$ 0.153	$ 0.171
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares		86,782,908																		144,642,333
Amount		$ 12,873,123																		$ 13,158,312
Share price		$ 0.148																		$ 0.090
Common Stock [Member] | Subsequent Event [Member] | Exercise of Warrant [Member]
Subsequent Event [Line Items]
Shares	[6]																4,356,778
Amount	[6]
Share price	[6]
Common Stock [Member] | Subsequent Event [Member] | Debt Conversion [Member]
Subsequent Event [Line Items]
Shares	[6]								1,027,397			250,000		1,000,000	3,705,808
Amount	[6]								$ 150,000			$ 32,125		$ 104,000	$ 385,404
Share price	[6]								$ 0.146			$ 0.129		$ 0.104	$ 0.104
Common Stock [Member] | Subsequent Event [Member] | Subsidiary Acquisition [Member]
Subsequent Event [Line Items]
Shares	[11]			3,389,169
Amount	[11]			$ 311,803
Share price	[11]			$ 0.092
Common Stock [Member] | Subsequent Event [Member] | 2021 Stock Plan [Member]
Subsequent Event [Line Items]
Shares	[3]			155,091
Amount	[3]			$ 15,044
Share price	[3]			$ 0.097
Common Stock [Member] | Subsequent Event [Member] | Gift Transfer [Member]
Subsequent Event [Line Items]
Shares	[11]		1,000,000
Amount	[11]		$ 1,000
Share price	[11]		$ 0.001
Common Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares	[9]							212,766			194,553		173,077						333,333
Amount	[9]							$ 20,000			$ 25,000		$ 18,000						$ 45,000
Share price	[9]							$ 0.094			$ 0.128		$ 0.104						$ 0.135
Common Stock [Member] | Subsequent Event [Member] | Subscription [Member]
Subsequent Event [Line Items]
Shares
Amount																			$ (45,000)
Share price
Common Stock [Member] | Subsequent Event [Member] | Debt Conversion One [Member]
Subsequent Event [Line Items]
Shares	[6]																	3,703,704
Amount	[6]																	$ 500,000
Share price	[6]																	$ 0.135
Common Stock [Member] | Subsequent Event [Member] | Debt Conversion Two [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[6]																	3,599,289
Amount	[6]																	$ 485,904
Share price	[6]																	$ 0.135
Common Stock [Member] | Subsequent Event [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Shares	[10]									769,231			479,192			906,618	8,950,474
Amount	[10]									$ 100,000			$ 62,295			$ 100,000	$ 1,163,562
Share price	[10]									$ 0.130			$ 0.130			$ 0.110	$ 0.130
Common Stock [Member] | Subsequent Event [Member] | Conversion Preferred Stock One [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[7]					(96,105,125)
Amount	[7]					$ (4,139,126)
Share price	[7]					$ 0.043
Common Stock [Member] | Subsequent Event [Member] | Conversion Preferred Stock Two [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[7]				(111,847)
Amount	[7]				$ (14,820)
Share price	[7]				$ 0.133
Common Stock [Member] | Subsequent Event [Member] | Conversion Preferred Stock Three [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[7]				500,000
Amount	[7]				$ 500
Share price	[7]				$ 0.001
Common Stock [Member] | Subsequent Event [Member] | 2021 Stock Plan One [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Shares	[8]	1,886,944
Amount	[8]	$ 207,289
Share price	[8]	$ 0.110
Common Stock [Member] | Subsequent Event [Member] | 2021 Stock Plan Two [Member]
Subsequent Event [Line Items]
Shares	[8]	1,919,214
Amount	[8]	$ 201,875
Share price	[8]	$ 0.105
Common Stock [Member] | Subsequent Event [Member] | Subsidiary Acquisition One [Member]
Subsequent Event [Line Items]
Shares	[12]			3,389,169
Amount	[12]			$ 368,623
Share price	[12]			$ 0.109
Warrant [Member] | Subsequent Event [Member] | Forfeiture [Member]
Subsequent Event [Line Items]
Shares	[17]																																																																(50,000)
Amount	[17]																																																																$ (21,606)
Share price	[17]																																																																$ 2.000

[1]	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.
[2]	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.
[3]	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
[4]	The shares were issued as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.
[5]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.
[6]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.
[7]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.
[8]	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
[9]	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[10]	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[11]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.
[12]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.
[13]	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.
[14]	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[15]	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
[16]	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
[17]	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.